WARRANTS TO PURCHASE PREFERRED SHARE (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended											3 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 19, 2014 item	Jul. 30, 2014	Aug. 26, 2014	Sep. 24, 2013	Sep. 15, 2014	Jun. 26, 2014	Oct. 12, 2014	Sep. 30, 2014	Jan. 31, 2012	Aug. 02, 2011	Jul. 26, 2011 item	Aug. 20, 2012	May 10, 2012	Jun. 27, 2011	May 30, 2013	Sep. 11, 2014
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Shares issued	3,000,000
Price of shares issued (in dollars per share)	$ 12.00											12.00
Cash consideration received upon exercise of warrants		$ 1,078,000
Fair value of the warrants (in dollars per warrant)													$ 46.74			$ 72.26	$ 57.68	$ 43.09
Transaction fee expenses		100,000
Fair value of the warrants to purchase convertible preferred shares			3,341,000
Reclassification of liability warrants to equity warrants		5,555,000
Financial expenses (income), net		(776,000)	1,111,000	832,000
Line of credit with Kreos [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Maximum borrowing capacity					5,000,000
Minimum required drawdown					1,000,000
Number of monthly installments in which amounts drawn will be repaid					36
Transaction fee (as a percent)					1.00%
Transaction fee expenses		100,000
Warrants to purchase series C-1 convertible preferred share issued on 08/02/2011 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Exercise price (in dollars per share)														$ 105.815
Number of warrants issued (in shares)														7,615
Number of shares issuable upon exercise of each warrant						1
Warrants to purchase series C-1 convertible preferred share issued on 08/02/2011, exercisable on cash basis [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)						6,197
Convertible preferred shares issued upon exercise of warrants						6,197
Cash consideration received upon exercise of warrants						656,000
Warrants to purchase series C-1 convertible preferred share issued on 08/02/2011, exercisable on cashless basis [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)						1,418
Convertible preferred shares issued upon exercise of warrants						721
Warrants to purchase series C-1 convertible preferred share issued on 01/31/2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Exercise price (in dollars per share)													$ 105.815
Number of warrants issued (in shares)													7,231
Warrants to purchase series C-1 convertible preferred share issued on 05/10/2012 and 08/20/2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)																10,122
Warrants to purchase series C-1 convertible preferred share issued between January 2012 and August 2012 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)							17,353
Warrants to purchase series C-1 convertible preferred share issued between January 2012 and August 2012, exercisable on cash basis [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)							3,988
Convertible preferred shares issued upon exercise of warrants							3,988
Cash consideration received upon exercise of warrants							422,000
Warrants to purchase series C-1 convertible preferred share issued between January 2012 and August 2012, exercisable on cashless basis [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)							13,365
Convertible preferred shares issued upon exercise of warrants							6,799
Warrants to purchase series D convertible preferred share issued on 09/24/2013 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Exercise price (in dollars per share)								$ 121
Number of warrants issued (in shares)								600
Convertible preferred shares issued upon exercise of warrants							263
Warrants to purchase shares granted as percentage of shares issued upon cash receipt from an external investor identified by the service provider																			5.00%
Warrants at fair value recorded as issuance expense								62,000
Warrants to purchase series D convertible preferred share issued on 06/19/2014 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Exercise price (in dollars per share)					$ 206.09
Number of warrants issued (in shares)					5,372
Warrants at fair value recorded as issuance expense					835,000
Warrants to purchase ordinary shares issued upon conversion of series D-1 convertible preferred shares warrants [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)																				96,696
Ordinary shares issued upon exercise of warrants									79,200
Warrants to purchase series E convertible preferred share issued on 06/26/2014 [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Exercise price (in dollars per share)										$ 206.09
Number of warrants issued (in shares)										37,850
Warrants conversion ratio										18
Warrants to purchase ordinary shares issued upon conversion of series E convertible preferred shares warrants [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Number of warrants issued (in shares)	26,784										89,280	26,784								785,754
Ordinary shares issued upon exercise of warrants											60,226	18,192
Convertible preferred C-1 shares [Member]
WARRANTS TO PURCHASE PREFERRED SHARE [line Items]
Shares issued													24,102	9,640	67,486	33,744
Price of shares issued (in dollars per share)															$ 105.815
Aggregate amount received upon issuance of shares				$ 5,101,000									$ 2,600,000	$ 1,000,000	$ 7,100,000	$ 3,600,000
Number of installments into which investments was made															3
Exercise price (in dollars per share)															$ 105.815
Number of milestones															3